August 5, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549 Attention: Filings – Rule 497(j)

RE:	Dreyfus Manager Funds I
Dreyfus Alpha Growth Fund
Dreyfus S&P STARS Fund
Dreyfus S&P STARS Opportunities Fund
1933 Act File No. 333-106576
1940 Act File No. 811-21386
CIK No. 0001247088

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 15 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 29, 2009.

Please address any comments or questions to the undersigned at (212) 922-8023.

Sincerely,

/s/ Kara Dooley
Kara Dooley
Paralegal

/KD